Statement of Changes in Stockholders' Equity - Greenland Exploration Limited [Member] - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total Stockholders Equity [Member]
Ending balance, value at Jun. 30, 2025		$ 20,000	$ (8,335)	$ 11,665
Ending balance, shares at Jun. 30, 2025	1,500,000
Balance, September 5, 2025 (inception) at Jun. 08, 2025
Beginning balance, shares at Jun. 08, 2025
Issuance of 1,500,000 common shares, no par value		10,000		10,000
Issuance of common shares, no par value, shares	1,500,000
Issuance of $15 exercise price warrants		10,000		10,000
Net loss			(8,335)	(8,335)
Ending balance, value at Jun. 30, 2025		$ 20,000	$ (8,335)	$ 11,665
Ending balance, shares at Jun. 30, 2025	1,500,000